11. FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Warrant Liability	$ 16,600,500
Level 1
Warrant Liability
Level 2
Warrant Liability
Level 3
Warrant Liability	$ 16,600,500